TRANSAMERICA I-SHARE II VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

And

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Rate Sheet Supplement dated August 31, 2020

to the

Prospectus dated May 1, 2020

This supplement modifies certain information in the above-reference prospectus (the “Prospectus”). You should read this Supplement in conjunction with Your Prospectus and retain it for future reference. Unless otherwise indicated, all other information in Your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact our customer service center at (800)525-6205.

Effective September 1, 2020, for policies issued on or after September 1, 2020, the following hereby amends the APPENDIX – DESIGNATED INVESTMENT OPTIONS in the Prospectus:

	Retirement Income Choice ® 1.7 Rider	Retirement Income Choice ® 1.7 Rider
Subaccounts	Prior to 9/1/2020	9/1/2020 and After Group A, B or C
AB Balanced Wealth Strategy Portfolio - Class B	A	B
AB Growth and Income Portfolio - Class B	A	A
American Funds - Asset Allocation Fund Class 4	A	B
American Funds - Bond Fund - Class 4	A	C
American Funds - Growth Fund - Class 4	A	A
American Funds - Growth-Income Fund - Class 4	A	A
American Funds - International Fund - Class 4	A	A
American Funds - New World Fund ® - Class 4	A	A
DFA VA Global Bond Portfolio - Institutional Class	A	C
Fidelity ® VIP Balanced Portfolio - Service Class 2	A	B
Fidelity ® VIP Consumer Staples - Initial Class	A	A
Fidelity ® VIP Contrafund ® Portfolio - Service Class 2	A	A
Fidelity ® VIP Energy Portfolio - Service Class 2	A	A
Fidelity ® VIP Health Care Portfolio - Service Class 2	A	A
Fidelity ® VIP Mid Cap Portfolio - Service Class 2	A	A
Fidelity ® VIP Technology Portfolio - Initial Class	A	A
Fidelity ® VIP Utilities Portfolio - Initial Class	A	A
Fidelity ® VIP Value Strategies Portfolio - Service Class 2	A	A
State Street Total Return V.I.S. Fund - Class 3	A	B
TA 60/40 Allocation - Service Class	A	B
TA Aegon High Yield Bond - Service Class	A	B

DESIGNATED INVESTMENT OPTIONS — (Continued)

	Retirement Income Choice ® 1.7 Rider	Retirement Income Choice ® 1.7 Rider
Subaccounts	Prior to 9/1/2020	9/1/2020 and After Group A, B or C
TA Aegon U.S. Government Securities - Service Class	A	C
TA American Funds Managed Risk - Balanced - Service Class(1)	A	B
TA Barrow Hanley Dividend Focused - Service Class	A	A
TA BlackRock Global Real Estate Securities - Service Class	A	A
TA BlackRock Government Money Market - Service Class	A	C
TA BlackRock iShares Edge 40 - Service Class	A	B
TA BlackRock iShares Edge 50 - Service Class	A	B
TA BlackRock iShares Edge 75 - Service Class	A	B
TA BlackRock iShares Edge 100 - Service Class	A	A
TA BlackRock Tactical Allocation - Service Class(1)	A	B
TA Goldman Sachs 70/30 - Service Class	A	B
TA International Growth - Service Class	A	A
TA Janus Balanced - Service Class	A	B
TA Janus Mid-Cap Growth - Service Class	A	A
TA JPMorgan Asset Allocation - Conservative - Service Class(1)	A	B
TA JPMorgan Asset Allocation - Growth - Service Class	A	A
TA JPMorgan Asset Allocation - Moderate - Service Class(1)	A	B
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(1)	A	B
TA JPMorgan Core Bond - Service Class	A	C
TA JPMorgan Enhanced Index - Service Class	A	A
TA JPMorgan International Moderate Growth - Service Class(1)	A	B
TA JPMorgan Mid Cap Value - Service Class	A	A
TA JPMorgan Tactical Allocation - Service Class	A	B
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	A	B
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)	A	B
TA Levin Large Cap Value - Service Class	A	A
TA Madison Diversified Income - Service Class	A	B
TA Managed Risk - Balanced ETF - Service Class(1)	A	B
TA Managed Risk - Conservative ETF - Service Class(1)	A	B
TA Managed Risk - Growth ETF - Service Class(1)	A	B
TA Market Participation Strategy - Service Class	A	B
TA Morgan Stanley Capital Growth - Service Class	A	A
TA Morgan Stanley Global Allocation - Service Class	A	B
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(1)	A	B
TA MSCI EAFE Index - Service Class	A	A
TA Multi-Managed Balanced - Service Class	A	B
TA PIMCO Tactical - Balanced - Service Class(1)	A	B
TA PIMCO Tactical - Conservative - Service Class(1)	A	B
TA PIMCO Tactical - Growth - Service Class(1)	A	B
TA PIMCO Total Return - Service Class	A	C

DESIGNATED INVESTMENT OPTIONS — (Continued)

	Retirement Income Choice ® 1.7 Rider	Retirement Income Choice ® 1.7 Rider
Subaccounts	Prior to 9/1/2020	9/1/2020 and After Group A, B or C
TA PineBridge Inflation Opportunities - Service Class	A	C
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)	A	B
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)	A	B
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)	A	B
TA S&P 500 Index - Service Class	A	A
TA Small Mid Cap Value - Service Class	A	A
TA T. Rowe Price Small Cap - Service Class	A	A
TA TS&W International Equity - Service Class	A	A
TA WMC US Growth - Service Class	A	A
Vanguard ® VIF Balanced Portfolio	A	B
Vanguard ® VIF Conservative Allocation Portfolio	A	B
Vanguard VIF International Portfolio	A	A
Vanguard ® VIF Mid-Cap Index Portfolio	A	A
Vanguard ® VIF Moderate Allocation Portfolio	A	B
Vanguard VIF Real Estate Index Portfolio	A	A
Vanguard VIF Short-Term Investment-Grade Portfolio	A	C
Vanguard VIF Total Bond Market Index Portfolio	A	C
Fixed Account	A	C

(1)

This Subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact Your Policy Value in certain optional riders.

Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact Your financial intermediary or our Administrative Office.

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